UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Thunderstorm Capital LLC
Address:  One Federal Street
          18th Floor
          Boston, MA 02110


13F File Number:  028-12440

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   John R. Dorfman
Title:  Chairman
Phone:  617-630-8000


Signature, Place and Date of Signing:


/s/ John R. Dorfman                 Boston, MA                 February 12, 2009
-------------------               ---------------              -----------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name



     -----------------------         --------------------------------

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       50

Form 13F Information Table Value Total:  $54,252
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

                                                    FORM 13F INFORMATION TABLE

COLUMN 1                      COLUMN  2      COLUMN 3     COLUMN 4           COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8

                                                           VALUE       SHRS OR   SH/  PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER            TITLE OF CLASS      CUSIP       (X$1000)     PRN AMT   PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
--------------            --------------      -----       --------     -------   ---  ----  ----------  --------  ----  ------  ----
APACHE CORP                   COM             037411105    1484        19,912   SH           SOLE                19,912
ARCH CAP GROUP LTD            ORD             G0450A105    1295        18,480   SH           SOLE                18,480
ASTRAZENECA PLC               SPONSORED ADR   046353108     503        12,270   SH           SOLE                12,270
AU OPTRONICS CORP             SPONSORED ADR   002255107    1049       136,561   SH           SOLE               136,561
AUTOLIV INC                   COM             052800109     205         9,553   SH           SOLE                 9,553
BALDWIN TECHNOLOGY INC        CL A            058264102      43        27,000   SH           SOLE                27,000
BANCO LATINOAMERICANO DE EXP  CL E            P16994132    1455       101,308   SH           SOLE               101,308
BERKSHIRE HATHAWAY INC DEL    CL A            084670108     290             3   SH           SOLE                     3
BERKSHIRE HATHAWAY INC DEL    CL B            084670207     283            88   SH           SOLE                    88
BOLT TECHNOLOGY CORP          COM             097698104     916       131,600   SH           SOLE               131,600
CAL MAINE FOODS INC           COM NEW         128030202    1118        38,940   SH           SOLE                38,940
CERADYNE INC                  COM             156710105     884        43,510   SH           SOLE                43,510
COLUMBIA SPORTSWEAR CO        COM             198516106    1516        42,875   SH           SOLE                42,875
COMMERCIAL METALS CO          COM             201723103    1272       107,160   SH           SOLE               107,160
CREDICORP LTD                 COM             G2519Y108     789        15,801   SH           SOLE                15,801
CULLEN FROST BANKERS INC      COM             229899109    1396        27,554   SH           SOLE                27,554
CURTISS WRIGHT CORP           COM             231561101    1369        40,990   SH           SOLE                40,990
DEVON ENERGY CORP NEW         COM             25179M103    1515        23,052   SH           SOLE                23,052
FPIC INS GROUP INC            COM             302563101    1214        27,735   SH           SOLE                27,735
GANNETT INC                   COM             364730101     950       118,800   SH           SOLE               118,800
GEVITY HR INC                 COM             374393106     737       487,800   SH           SOLE               487,800
GOLDMAN SACHS GROUP INC       COM             38141G104     338         4,010   SH           SOLE                 4,010
HUMANA INC                    COM             444859102    1070        28,690   SH           SOLE                28,690
HUTCHINSON TECHNOLOGY INC     COM             448407106    1123       322,745   SH           SOLE               322,745
KINETIC CONCEPTS INC          COM NEW         49460W208    1005        52,402   SH           SOLE                52,402
KING PHARMACEUTICALS INC      COM             495582108    1600       150,620   SH           SOLE               150,620
LADISH INC                    COM NEW         505754200    2274       164,190   SH           SOLE               164,190
LEXMARK INTL NEW              CL A            529771107     243         9,040   SH           SOLE                 9,040
LINCOLN ELEC HLDGS INC        COM             533900106    1361        26,725   SH           SOLE                26,725
MANITOWOC INC                 COM             563571108    2122       245,020   SH           SOLE               245,020
MERCK & CO INC                COM             589331107     529        17,411   SH           SOLE                17,411
MERCURY GENL CORP NEW         COM             589400100    1233        26,811   SH           SOLE                26,811
MICROSOFT CORP                COM             594918104     307        15,815   SH           SOLE                15,815
NOVELLUS SYS INC              COM             670008101     191        15,455   SH           SOLE                15,455
OVERSEAS SHIPHOLDING GROUP I  COM             690368105    1371        32,560   SH           SOLE                32,560
PEROT SYS CORP                CL A            714265105    1274        93,220   SH           SOLE                93,220
PFIZER INC                    COM             717081103     629        35,510   SH           SOLE                35,510
PIPER JAFFRAY COS             COM             724078100    1312        33,000   SH           SOLE                33,000
ROFIN SINAR TECHNOLOGIES INC  COM             775043102    1353        65,740   SH           SOLE                65,740
SCHNITZER STL INDS            CL A            806882106    1459        38,760   SH           SOLE                38,760
SEABOARD CORP                 COM             811543107    1446         1,211   SH           SOLE                 1,211
ST MARY LD & EXPL CO          COM             792228108    1069        52,625   SH           SOLE                52,625
SYNERON MEDICAL LTD           ORD SHS         M87245102    1058       126,800   SH           SOLE               126,800
TESORO CORP                   COM             881609101    1696       128,800   SH           SOLE               128,800
TIME WARNER INC               COM             887317105     241        24,000   SH           SOLE                24,000
TSAKOS ENERGY NAVIGATION LTD  SHS             G9108L108    2571       140,338   SH           SOLE               140,338
UNITED FIRE & CAS CO          COM             910331107    1978        63,650   SH           SOLE                63,650
UTSTARCOM INC                 COM             918076100      25        13,720   SH           SOLE                13,720
WESTAR ENERGY INC             COM             95709T100    1431        69,765   SH           SOLE                69,765
WESTERN DIGITAL CORP          COM             958102105    1660       144,980   SH           SOLE               144,980




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